Borrowings - Core Structural Borrowings (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended
	Apr. 30, 2020 USD ($)	Nov. 30, 2019 USD ($)	Oct. 31, 2019 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Core structural borrowings of shareholder-financed businesses
Borrowings
Borrowings						$ 6,499			$ 5,594	$ 9,470	$ 9,761
Central operations total
Borrowings
Borrowings						6,249			5,344
US$250m 6.75% Notes
Borrowings
Borrowings						250			250
Notional amount						$ 250			$ 250
Borrowings, interest rate				6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
US$300m 6.5% Notes
Borrowings
Borrowings						$ 300			$ 300
Notional amount						$ 300			$ 300
Borrowings, interest rate				6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
US$700m 5.25% Notes
Borrowings
Borrowings						$ 700			$ 700
Notional amount						$ 700			$ 700
Borrowings, interest rate				5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
US$1,000m 5.25% Notes
Borrowings
Borrowings						$ 997			$ 996
Notional amount						$ 1,000			$ 1,000
Borrowings, interest rate				5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
US$725m 4.375% Notes
Borrowings
Borrowings						$ 723			$ 721
Notional amount						$ 725			$ 725
Borrowings, interest rate				4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
US$750m 4.875% Notes
Borrowings
Borrowings						$ 746			$ 744
Notional amount						$ 750			$ 750
Borrowings, interest rate				4.875%	4.875%	4.875%	4.875%	4.875%	4.875%
20m Medium Term Notes 2023
Borrowings
Borrowings						$ 22			$ 22
Notional amount | €					€ 20			€ 20
435m 6.125% Notes 2031
Borrowings
Borrowings						$ 533			$ 571
Notional amount | £				£ 435			£ 435
Borrowings, interest rate				6.125%	6.125%	6.125%	6.125%	6.125%	6.125%
Senior debt: 300m 6.875% Bonds 2023
Borrowings
Borrowings						$ 366			$ 392
Notional amount | £				£ 300			£ 300
Borrowings, interest rate				6.875%	6.875%	6.875%	6.875%	6.875%	6.875%
Senior debt: 250m 5.875% Bonds 2029
Borrowings
Borrowings						$ 280			$ 298
Notional amount | £				£ 250			£ 250
Borrowings, interest rate				5.875%	5.875%	5.875%	5.875%	5.875%	5.875%
Senior debt: 1,000m 3.125% Notes 2030
Borrowings
Borrowings						$ 982
Notional amount						$ 1,000
Borrowings, interest rate				3.125%	3.125%	3.125%
Proceeds from issue of bonds, notes and debentures	$ 982
$350m Loan 2024
Borrowings
Borrowings						$ 350			$ 350
Notional amount						350			350
Interest rate basis		LIBOR
Adjustment to interest rate basis (as a percent)		0.20%
Proceeds from borrowings		$ 350
275m Loan 2022
Borrowings
Repayment of bank loan | £			£ 275
Jackson US$250m 8.15% Surplus Notes 2027
Borrowings
Borrowings						250			250
Notional amount						$ 250			$ 250
Borrowings, interest rate				8.15%	8.15%	8.15%	8.15%	8.15%	8.15%